Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Company's Current Debt Portfolio
The following table illustrates the Company’s current debt portfolio as of December 31, 2014 and December 31, 2013:

	December 31,
Dollars in thousands	2014	2013
6.75% Senior Notes, due July 2022	$360,000	$—
7.50% Senior Notes, due August 2020	225,000	225,000
9.125% Senior Notes, due April 2018	—	428,781
Term Note, due December 2017	30,000	—
Total debt	615,000	653,781
Less current portion (1)	10,000	25,000
Total long-term debt	$605,000	$628,781